AlphaMark Large Cap Growth Fund
Schedule of Investments
May 31, 2020 (Unaudited)

Common Stocks - 75.9%	Shares	Value
Communication Services - 5.7%
Diversified Telecommunication Services - 2.7%
Verizon Communications, Inc.	9,912	$568,751

Interactive Media & Services - 3.0%
Alphabet, Inc. - Class C *	435	621,580

Consumer Discretionary - 8.1%
Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. *	334	815,751

Multi-Line Retail - 2.5%
Dollar Tree, Inc. *	5,424	530,847

Textiles, Apparel & Luxury Goods - 1.7%
PVH Corporation	8,000	363,760

Consumer Staples - 3.2%
Food & Staples Retailing - 3.2%
Kroger Company (The)	20,426	666,296

Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Marathon Petroleum Corporation	11,614	408,116

Financials - 16.6%
Banks - 5.2%
Fifth Third Bancorp	56,859	1,102,496

Capital Markets - 7.8%
Goldman Sachs Group, Inc. (The)	3,327	653,722
Intercontinental Exchange, Inc.	10,086	980,863
		1,634,585
Thrifts & Mortgage Finance - 3.6%
New York Community Bancorp, Inc.	75,055	754,303

Health Care - 17.3%
Biotechnology - 8.0%
Alexion Pharmaceuticals, Inc. *	5,973	716,163
Regeneron Pharmaceuticals, Inc. *	1,583	970,078
		1,686,241

AlphaMark Large Cap Growth Fund
Schedule of Investments (Continued)

Common Stocks - 75.9% (Continued)	Shares	Value
Health Care - 17.3% (Continued)
Health Care Providers & Services - 3.7%
Centene Corporation *	11,605	$768,831

Life Sciences Tools & Services - 3.3%
Thermo Fisher Scientific, Inc.	2,006	700,475

Pharmaceuticals - 2.3%
Bristol-Myers Squibb Company	8,000	477,760

Industrials - 3.6%
Commercial Services & Supplies - 3.6%
Waste Management, Inc.	7,130	761,128

Information Technology - 17.2%
Communications Equipment - 5.4%
Arista Networks, Inc. *	2,604	607,930
Nokia Corporation - ADR	133,491	527,289
		1,135,219
Electronic Equipment, Instruments & Components - 3.3%
Amphenol Corporation - Class A	7,292	704,116

IT Services - 8.5%
Global Payments, Inc.	6,104	1,095,607
Leidos Holdings, Inc.	6,568	691,545
		1,787,152
Materials - 2.3%
Chemicals - 2.3%
Celanese Corporation	3,095	278,272
Eastman Chemical Company	3,129	213,022
		491,294

Total Common Stocks (Cost $12,454,488)		$15,978,701

Exchange-Traded Funds - 3.2%	Shares	Value
Communication Services Select Sector SPDR® Fund (The)	11,367	$614,045
Utilities Select Sector SPDR® Fund (The)	875	52,229
Total Exchange-Traded Funds (Cost $607,510)		$666,274

AlphaMark Large Cap Growth Fund
Schedule of Investments (Continued)

Rights - 1.1%	Shares	Value
Health Care - 1.1%
Pharmaceuticals - 1.1%
Bristol-Myers Squibb Company (Cost $157,911)	68,926	$226,767

Call Option Contracts - 0.1%	Contracts	Notional Amount	Value
Direxion Daily S&P 500® Bear 3X Shares, 6/19/2020 at $8 (Cost $24,387)	300	$258,600	$25,500

Put Option Contracts - 0.0% (a)	Contracts	Notional Amount	Value
Fifth Third Bancorp, 6/19/2020 at $15 (Cost $19,762)	560	$1,085,840	$7,840

U.S. Treasury Obligations - 7.1%	Coupon (b)	Par Value	Value
U.S. Treasury Bill, due 9/1/2020 (Cost $1,499,552)	0.119%	$1,500,000	$1,499,444

Money Market Funds - 12.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.08% (c) (Cost $2,723,349)	2,723,349	$2,723,349

Total Investments at Value - 100.3% (Cost $17,486,959)		$21,127,875

Liabilities in Excess of Other Assets - (0.3%)		(59,910)

Total Net Assets - 100.0%		$21,067,965

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Percentage rounds to less than 0.1%.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of May 31, 2020.

The average monthly notional value of call option contracts and put option contracts during the period ended May 31, 2020 was $64,510 and $487,982, respectively.

See accompanying notes to Schedules of Investments.

AlphaMark Large Cap Growth Fund
Schedule of Open Written Option Contracts
May 31, 2020 (Unaudited)

Written Call Option Contracts	Contracts	Notional Amount	Value
Amazon.com, Inc., 06/19/2020 at $2,600	3	$732,711	$3,075
Fifth Third Bancorp, 06/19/2020 at $19	560	1,085,840	74,480
PVH Corporation, 06/19/2020 at $55	80	363,760	6,480
Total Written Call Option Contracts (Premiums received $32,832)		$2,182,311	$84,035

The average monthly notional value of written call option contracts during the period ended May 31, 2020 was $574,723.

See accompanying notes to Schedules of Investments.

AlphaMark Large Cap Growth Fund

Notes to Schedules of Investments

May 31, 2020 (Unaudited)

1. Securities Valuation

The portfolio securities of AlphaMark Large Cap Growth Fund (the “Fund”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities, including common stocks, exchange-traded funds, rights and option contracts, which are traded on exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices. Fixed income securities are generally valued on the basis of prices provided by an independent pricing service. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AlphaMark Large Cap Growth Fund

Notes to Schedules of Investments (Continued)

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$15,978,701	$-	$-	$15,978,701
Exchange-Traded Funds	666,274	-	-	666,274
Rights	226,767	-	-	226,767
Call Option Contracts	25,500	-	-	25,500
Put Option Contracts	7,840	-	-	7,840
U.S. Treasury Obligations	-	1,499,444	-	1,499,444
Money Market Funds	2,723,349	-	-	2,723,349
Total	$19,628,431	$1,499,444	$-	$21,127,875

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Call Option Contracts	$(84,035)	$-	$-	$(84,035)
Total	$(84,035)	$-	$-	$(84,035)

See the Fund’s Schedule of Investments for a listing of the common stocks and rights by sector and industry type. The Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended May 31, 2020.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2020:

Tax cost of portfolio investments	$17,919,826

Gross unrealized appreciation	$4,217,472
Gross unrealized depreciation	(1,093,458)

Net unrealized appreciation	$3,124,014

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.